TAX (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Allowance for bad debt	$ 21,000
Warrants expense	2,216,000
Derivatives expense	1,274,000
Net operating losses	3,227,000	70,700
Deferred tax assets	6,738,747	70,700
Valuation allowance	(6,738,000)	(70,700)
Net deferred tax assets